Cover Page	Nov. 12, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity File Number	1-2198
Entity Registrant Name	DTE ELECTRIC CO
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0478650
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1221
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000028385
Amendment Flag	false
DTE ELECTRIC SECURITIZATION FUNDING III LLC [Member]
Entity Information [Line Items]
Entity File Number	333-298489-01
Entity Registrant Name	DTE ELECTRIC SECURITIZATION FUNDING III LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-4789752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1221
City Area Code	313
Local Phone Number	235-4000
Entity Central Index Key	0002151176